Segment reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment reporting
Schedule of product net sales by country of sales

	Six Months Ended
	June 30,
(in thousands of $)	2023		2022
Product net sales	$		$
United States		440,853		94,349
Japan		23,645		1,514
EMEA		22,836		133
Total		$487,335		$95,996

Schedule of external customers geographically location

	As of
	June 30,	December 31,
(in thousands of $)	2023	2022
Belgium	$359,122	$275,620
United States	1,893	2,325
Japan	2,332	2,763
Germany	149	130
France	7	4
Italy	7	—
Total	$363,510	$280,841